INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Federal Statutory Income Tax Rate, description				the $21.5 million Federal NOL carryforwards, $2.5 million are pre-2018 and begin to expire in 2031. The remaining balance of $19 million, are limited to utilization of 80% of taxable income but do not have an expiration
Net operating loss carry forward				$ 21,516,941
Income tax expenses benefit	$ 0	$ 65,873			$ (775,051)
Income tax expenses benefit	$ 0	$ (65,873)			$ 775,051
Greece [Member]
Corporate tax rate			22.00%
United Kingdom [Member]
Corporate tax rate			25.00%
United States [Member]
Net operating loss carry forward				1,753,800
Greek [Member]
Net operating loss carry forward				$ 2,240,902